CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
ASSETS
Non-current assets	R 7,956.8	R 4,940.3
Property plant and equipment	6,794.9	3,909.5
Investments in rehabilitation and other funds	912.5	789.7
Payments made under protest	45.6	39.7
Other investments	180.4	168.6
Deferred tax asset	23.4	32.8
Current Assets	1,493.6	3,214.2
Inventories	460.0	413.6
Current tax receivable	33.1	40.6
Trade and other receivables	479.0	288.6
Cash and cash equivalents at the beginning of the year	521.5	2,471.4
TOTAL ASSETS	9,450.4	8,154.5
EQUITY AND LIABILITIES
Equity	6,889.4	6,274.1
Ordinary share capital	6,192.2	6,187.9
Retained earnings	697.2	86.2
Non-current liabilities	1,607.5	1,161.7
Provision for environmental rehabilitation	616.8	562.1
Deferred tax liability	958.0	560.7
Post retirement employee benefits	10.4	10.5
Lease liabilities	22.3	28.4
Current liabilities	953.5	718.7
Trade and other payables	917.4	700.5
Current portion of lease liabilities	6.9	11.3
Current tax liability	29.2	6.9
Total Liabilities	2,561.0	1,880.4
TOTAL EQUITY AND LIABILITIES	R 9,450.4	R 8,154.5